Taxes - Narrative (Details) ¥ / shares in Units, $ in Millions		6 Months Ended				12 Months Ended
	Dec. 08, 2025	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 CNY (¥) ¥ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024
Taxes
Tax rate		25.00%	25.00%	25.00%	25.00%
Assessable profit for High and new technology enterprises | $		$ 2
Impact of the tax holidays			¥ 138,796	$ 19,375	¥ 568,257
Impact of tax holidays on net income per share (basic and diluted) | ¥ / shares			¥ 0.05		¥ 0.19
Hong Kong | Assessable profit of first HKD 2 million
Taxes
Tax rate		8.25%	8.25%	8.25%
Hong Kong | Assessable profit of above HKD 2 million
Taxes
Tax rate		16.50%	16.50%	16.50%
PRC
Taxes
Tax rate		25.00%	25.00%	25.00%
Percentage of annual taxable income		25.00%	25.00%	25.00%
Base profit for small low enterprises | ¥			¥ 3,000,000
Preferential income tax rate for small low profit enterprises		20.00%	20.00%	20.00%
PRC | Kebiao Technology
Taxes
Preferential income tax rate for High and new technology enterprises	15.00%	15.00%	15.00%	15.00%		15.00%